ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION

NOTE 7 – ACQUISITION

On January 5, 2026, the Company and its newly created wholly owned subsidiary GOVT, Inc. entered into an asset purchase agreement with Govtext, LLC and Elnatan Rudolph (“Sellers”) to purchase certain assets of the Seller related to its business focused on constituent outreach (“Govtext”). The Company agreed to pay $30,000 in cash to the sellers. The Company also entered into an Independent Referral Partner Agreement (“Partner Agreement”) with Elnatan Rudolph (the “Partner”). The Partner Agreement has a term of approximately 10 years but is cancellable by either party with 30 days notice. Under the Partner Agreement, the Partner can earn commissions based on gross proceeds from certain legacy accounts of the assets they acquired. All compensation ends upon termination of the agreement. The Company accounted for the transaction as an asset acquisition under ASC 805 due to all of the fair value of the assets acquired consisting of a single asset group of customer list. The acquisition cost has been capitalized as intangible asset on the balance sheet.

NOTE 6 – ACQUISITION

On September 29, 2025, the Company entered into a Membership Interest Purchase Agreement to purchase 100% of the membership interest of Advocacy Lab LLC (“AL” or “Advocacy”), a Michigan limited liability company. Advocacy was formed in April 2025. As part of the purchase agreement, the Company paid a total cash consideration of $45,000 to the Sellers and entered into an employment agreement with the Sellers (the “AL Employment Agreements”). The acquisition became effective on October 1, 2025, when the control was transferred to the Company.

The AL Employment Agreements entitled each of the AL Founders to receive a signing bonus of $75,000 and a base salary of $110,000 per annum. The AL Employment Agreements also provided that the AL Founders earned a percentage of all revenues generated by Advocacy Lab based on the following tiers, with a cap on such Earn Out Payments of $5.35 million in the aggregate: (i) for $0 to $1 million in revenue, 50% to the AL Founders, (ii) for $1 million to $2.5 million in revenue, 40% to the AL Founders, (iii) for $2.5 million to $5 million in revenue, 30% to the AL Founders, (iv) for $5 million to $10 million in revenue, 20% to the AL Founders, (v) for $10 million to $20 million in revenue, 10% to the AL Founders, and (vi) for $20 million to $50 million in revenue, 5% to the AL Founders. The AL Employment Agreements provided that no further Earn Out Payments would be owed upon the earlier of (i) October 1, 2035, (ii) the receipt by the AL Founders of $5,350,000 in aggregate Earn Out Payments, or (iii) with respect to either AL Founder, their resignation or termination of employment for any reason, with or without cause.

Additionally, for any current existing users of Advocacy Lab that become customers of Company, the AL Founders received a commission equal to 25% of the revenue generated from such customer accounts. For any future customers sourced through Advocacy Lab, the AL Founders were entitled to receive a 2% commission, with such commission to continue until the earlier of (i) October 1, 2035, (ii) the receipt of $2.5 million by the AL Founders in aggregate commission, or (iii) with respect to either of the AL Founders, their resignation or termination of employment for any reason, with or without cause.

The Advocacy business does contain existing processes to produce the outputs of its existing revenue stream, and the Company acquired the existing workforce. Based on these factors, the transaction was accounted for as a business combination transaction under ASC 805. The Advocacy business assets consisted of only intangible assets, and no outstanding liabilities. The total purchase price for the acquisition was determined to be $45,000, which consisted of the cash paid. All of the acquisition costs have been capitalized as intangible assets on the balance sheet. The acquired intangible assets were domain name and customer list.

Effective December 15, 2025, both of the AL Founders resigned from employment with the Company, which terminated our obligation to pay commission or Earn Out Payments to either AL Founder subsequent to such date. The resignation of the AL Founders does not otherwise affect the Advocacy Lab Acquisition or our right to the technology and intellectual property of Advocacy Lab.